Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Cash and Cash Equivalents

	December 31,

	2020	2019
Cash
Cash at bank and on hand	311	335
Cash equivalents
Money market accounts	1,476	490
Cash and cash equivalents	1,787	825